Introduction (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Foreign exchange rates
The following table presents functional currency translation rates for the Group’s locations to the US dollar on December 31, 2021, 2020 and 2019 and the average rates for the years ended December 31, 2021, 2020 and 2019.

Exchange Rates to the US Dollar	Functional Currency	2021 Year-end Rate	2020 Year-end Rate	Change %	2021 Average Rate	2020 Average Rate	Change %	2019 Average Rate
Bolivia	Boliviano (BOB)	6.91	6.91	—%	6.91	6.91	—%	6.91
Colombia	Peso (COP)	3,981	3,433	(13.8)%	3,756	3,695	(1.6)%	3,296
Costa Rica	Costa Rican Colon (CRC)	645	617	(4.3)%	625	590	(5.6)%	588
El Salvador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ghana	Cedi (GHS)	6.18	5.87	(5.1)%	5.94	5.75	(3.2)%	5.33
Guatemala	Quetzal (GTQ)	7.72	7.79	1.0%	7.74	7.73	(0.1)%	7.71
Honduras	Lempira (HNL)	24.43	24.20	(1.0)%	24.12	24.65	2.2%	24.59
Luxembourg	Euro (EUR)	0.88	0.82	(6.9)%	0.85	0.87	3.4%	0.89
Nicaragua	Cordoba (NIO)	35.52	34.82	(2.0)%	35.17	34.34	(2.4)%	33.12
Panama	Balboa (B/.) (i)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Paraguay	Guarani (PYG)	6,886	6,900	0.2%	6,790	6,758	(0.5)%	6,232
Sweden	Krona (SEK)	9.05	8.23	(9.1)%	8.59	9.16	6.6%	9.43
Tanzania	Shilling (TZS)	2,305	2,319	0.6%	2,313	2,312	—%	2,304
United Kingdom	Pound (GBP)	0.74	0.73	(1.0)%	0.73	0.77	6.2%	0.78

(i) the balboa is tied to the United States dollar at an exchange rate of 1:1.